Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Balances Due to and Due from Related Parties

At December 31, 2019 and 2018, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December 31, 2019	December 31, 2018	Relationship
Huang Xiansheng	25,837	-	Minority shareholder of Shenzhen Yeller

Shenzhen Yeller Investment & Development Co., Ltd	54,433	-	Company owned by President of the Company
	80,270	-

At December 31, 2019 and 2018, the Company owed funds to the following related parties:

	December 31, 2019	December 31, 2018	Relationship

Huang Zhicheng	57,423	51,324	Shareholder
Huang Yusheng	137,791	79,717	President of the Company
	195,214	131,041

Schedule of Related Party Transactions
	For the years ended December 31,
	2019	2018

Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	232,238	-
Installation serviced charged by Shenzhen Yeller Investment & Development Co., Ltd	45,351	-
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	285,561	-